RISK MANAGEMENT - Loan portfolio given as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management [abstract]
Loan portfolio delivered as collateral	$ 0	$ 280,519